Share-Based Compensation - Fair value assumptions - Domestic plan (Details) - Shanghai OneSmart - Domestic Plan	12 Months Ended
Aug. 31, 2019 ¥ / shares
Fair value assumptions
Risk-free interest rate	2.40%
Expected volatility	47.00%
Suboptimal exercise factor	2.80
Fair value per ordinary share	¥ 351.24